UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-09987
Floating-Rate Portfolio
(Exact Name of registrant as Specified in Charter)
Two International Place Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
October 31
Date of Fiscal Year End
October 31, 2009
Date of Reporting Period

Item 1.	Reports to Stockholders

Floating Rate Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS

Senior Floating-Rate Interests — 98.2%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Aerospace and Defense — 2.1%

AWAS Capital, Inc.
	9,452	Term Loan, 2.06%, Maturing March 22, 2013	$8,743,162
CACI International, Inc.
	4,220	Term Loan, 1.78%, Maturing May 3, 2011	4,156,673
DAE Aviation Holdings, Inc.
	2,852	Term Loan, 4.01%, Maturing July 31, 2014	2,681,186
	2,916	Term Loan, 4.04%, Maturing July 31, 2014	2,741,243
Evergreen International Aviation
	10,729	Term Loan, 12.00%, Maturing October 31, 2011	8,529,949
Hawker Beechcraft Acquisition
	18,956	Term Loan, 2.26%, Maturing March 26, 2014	15,070,326
	1,238	Term Loan, 2.28%, Maturing March 26, 2014	983,927
Hexcel Corp.
	5,625	Term Loan, 6.50%, Maturing May 21, 2014	5,667,187
IAP Worldwide Services, Inc.
	3,326	Term Loan, 9.25%, Maturing December 30, 2012(2)	2,796,828
PGS Solutions, Inc.
	1,920	Term Loan, 2.65%, Maturing February 14, 2013	1,823,731
Spirit AeroSystems, Inc.
	3,748	Term Loan, 2.03%, Maturing December 31, 2011	3,631,301
TransDigm, Inc.
	11,650	Term Loan, 2.29%, Maturing June 23, 2013	11,202,721
Vought Aircraft Industries, Inc.
	7,407	Revolving Loan, 0.50%, Maturing December 22, 2009(3)	7,185,185
	2,778	Term Loan, 7.50%, Maturing December 17, 2011	2,777,778
	3,585	Term Loan, 7.50%, Maturing December 17, 2011	3,593,556
	860	Term Loan, 7.50%, Maturing December 22, 2011	854,945
Wesco Aircraft Hardware Corp.
	7,132	Term Loan, 2.50%, Maturing September 29, 2013	6,766,788

			$89,206,486

Air Transport — 0.3%

Delta Air Lines, Inc.
	11,428	Term Loan, 2.20%, Maturing April 30, 2012	$9,756,655
	5,417	Term Loan - Second Lien, 3.53%, Maturing April 30, 2014	4,566,427

			$14,323,082

Automotive — 3.9%

Accuride Corp.
	11,097	Term Loan, 10.00%, Maturing January 31, 2012	$11,044,990
	3,108	Term Loan, Maturing September 30, 2013(4)	3,177,338
Adesa, Inc.
	21,183	Term Loan, 2.50%, Maturing October 18, 2013	20,335,780
Allison Transmission, Inc.
	6,667	Term Loan, 3.01%, Maturing September 30, 2014	5,999,170
Cooper Standard Automotive, Inc.
	915	Revolving Loan, 6.75%, Maturing December 23, 2011	839,149
	5,581	Term Loan, 7.00%, Maturing December 23, 2010	5,120,791
	286	Term Loan, 2.50%, Maturing December 23, 2011	262,245
Dayco Products, LLC
	1,489	DIP Loan, 8.50%, Maturing May 4, 2010	1,508,300
	1,534	DIP Loan, 8.50%, Maturing May 4, 2010	1,538,936
	8,180	Term Loan, 0.00%, Maturing June 21, 2011(5)	3,749,028
Federal-Mogul Corp.
	19,197	Term Loan, 2.19%, Maturing December 27, 2014	14,794,017
	10,522	Term Loan, 2.19%, Maturing December 27, 2015	8,108,173
Financiere Truck (Investissement)
EUR	1,313	Term Loan, 3.41%, Maturing February 15, 2012	1,390,710
Ford Motor Co.
	10,000	Revolving Loan, 2.50%, Maturing December 15, 2013(3)	9,095,000
	6,946	Term Loan, 3.29%, Maturing December 15, 2013	6,207,604
Fraikin, Ltd.
GBP	1,612	Term Loan, 0.93%, Maturing February 15, 2012(3)	1,904,918
GBP	718	Term Loan, 3.28%, Maturing February 15, 2012(3)	848,210
Goodyear Tire & Rubber Co.
	35,256	Term Loan - Second Lien, 2.34%, Maturing April 30, 2010	32,321,938
HLI Operating Co., Inc.
	2,496	DIP Loan, 26.00%, Maturing November 30, 2009(2)	2,521,322

See notes to financial statements

Floating Rate Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Automotive (continued)

EUR	425	Term Loan, 11.00%, Maturing May 30, 2014	$46,959
EUR	7,227	Term Loan, 11.50%, Maturing May 30, 2014	1,648,534
Keystone Automotive Operations, Inc.
	6,841	Term Loan, 3.78%, Maturing January 12, 2012	4,190,286
Locafroid Services S.A.S.
EUR	309	Term Loan, 3.47%, Maturing February 15, 2012	327,361
Tenneco Automotive, Inc.
	5,050	Term Loan, 5.75%, Maturing March 17, 2014	4,772,250
TriMas Corp.
	894	Term Loan, 2.52%, Maturing August 2, 2011	823,367
	7,960	Term Loan, 2.50%, Maturing August 2, 2013	7,333,208
TRW Automotive, Inc.
	10,178	Term Loan, 6.25%, Maturing February 2, 2014	10,196,885
United Components, Inc.
	7,456	Term Loan, 2.72%, Maturing June 30, 2010	6,915,496

			$167,021,965

Beverage and Tobacco — 0.3%

Culligan International Co.
	12,320	Term Loan, 2.50%, Maturing November 24, 2014	$9,609,850
Southern Wine & Spirits of America, Inc.
	997	Term Loan, 5.50%, Maturing May 31, 2012	976,194
Van Houtte, Inc.
	116	Term Loan, 2.78%, Maturing July 11, 2014	110,591
	850	Term Loan, 2.78%, Maturing July 11, 2014	810,997

			$11,507,632

Brokers, Dealers and Investment Houses — 0.2%

AmeriTrade Holding Corp.
	9,446	Term Loan, 1.75%, Maturing December 31, 2012	$9,185,723

			$9,185,723

Building and Development — 2.7%

401 North Wabash Venture, LLC
	3,789	Term Loan, 0.00%, Maturing May 7, 2009(6)	$2,841,393
AIMCO Properties, L.P.
	5,627	Term Loan, 1.75%, Maturing March 23, 2011	5,402,250
Beacon Sales Acquisition, Inc.
	4,337	Term Loan, 2.28%, Maturing September 30, 2013	4,092,939
Brickman Group Holdings, Inc.
	5,830	Term Loan, 2.28%, Maturing January 23, 2014	5,504,498
Building Materials Corp. of America
	3,564	Term Loan, 3.00%, Maturing February 22, 2014	3,299,591
Capital Automotive (REIT)
	2,697	Term Loan, 5.75%, Maturing December 14, 2012	2,414,231
Contech Construction Products
	1,767	Term Loan, 2.25%, Maturing January 13, 2013	1,590,457
Epco/Fantome, LLC
	9,460	Term Loan, 2.87%, Maturing November 23, 2010	7,236,900
Forestar USA Real Estate Group, Inc.
	9,442	Revolving Loan, 0.39%, Maturing December 1, 2010(3)	7,930,940
	4,018	Term Loan, 5.10%, Maturing December 1, 2010	3,616,071
Hearthstone Housing Partners II, LLC
	4,347	Revolving Loan, 1.75%, Maturing December 1, 2009(3)	2,896,184
Lafarge Roofing
	637	Term Loan, 2.41%, Maturing July 16, 2014	467,278
	940	Term Loan, 2.66%, Maturing July 16, 2014	689,269
EUR	1,417	Term Loan, 2.29%, Maturing July 16, 2014(2)	1,529,749
EUR	1,415	Term Loan, 3.12%, Maturing July 16, 2014	1,527,472
EUR	1,819	Term Loan, 5.00%, Maturing April 16, 2015(2)	1,305,019
LNR Property Corp.
	8,208	Term Loan, 3.75%, Maturing July 3, 2011	6,525,629
Mueller Water Products, Inc.
	6,328	Term Loan, 5.78%, Maturing May 24, 2014	6,195,990
NCI Building Systems, Inc.
	3,056	Term Loan, 4.03%, Maturing June 18, 2010	2,845,825
November 2005 Land Investors
	610	Term Loan, 0.00%, Maturing May 9, 2011(5)	207,292
Panolam Industries Holdings, Inc.
	4,680	Term Loan, 5.00%, Maturing September 30, 2012	4,223,335
Re/Max International, Inc.
	8,620	Term Loan, 6.50%, Maturing December 17, 2012	8,447,695
Realogy Corp.
	2,817	Term Loan, 3.24%, Maturing September 1, 2014	2,368,506
	10,464	Term Loan, 3.29%, Maturing September 1, 2014	8,797,301
Sanitec Europe OY
EUR	3,470	Term Loan, 2.50%, Maturing June 25, 2016	3,540,911
South Edge, LLC
	8,795	Term Loan, 0.00%, Maturing October 31, 2009(6)	2,704,353

See notes to financial statements

Floating Rate Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Building and Development (continued)

Standard Pacific Corp.
	4,680	Term Loan, 2.19%, Maturing May 5, 2013	$3,907,800
WCI Communities, Inc.
	3,660	Term Loan, 10.00%, Maturing September 3, 2014	3,138,098
	9,911	Term Loan, 10.00%, Maturing September 3, 2014	9,786,687

			$115,033,663

Business Equipment and Services — 8.2%

Activant Solutions, Inc.
	8,237	Term Loan, 2.31%, Maturing May 1, 2013	$7,681,448
Acxiom Corp.
	8,845	Term Loan, 2.24%, Maturing September 15, 2012	8,801,236
Affiliated Computer Services
	10,037	Term Loan, 2.24%, Maturing March 20, 2013	9,931,565
	5,871	Term Loan, 2.24%, Maturing March 20, 2013	5,809,666
Affinion Group, Inc.
	5,000	Revolving Loan, 0.53%, Maturing October 17, 2011(3)	4,387,500
	16,134	Term Loan, 2.74%, Maturing October 17, 2012	15,516,430
Education Management, LLC
	11,302	Term Loan, 2.06%, Maturing June 1, 2013	10,622,072
Info USA, Inc.
	815	Term Loan, 2.29%, Maturing February 14, 2012	788,846
	1,796	Term Loan, 2.29%, Maturing February 14, 2012	1,737,631
Information Resources, Inc.
	4,422	Term Loan, 2.14%, Maturing May 7, 2014	4,190,075
Intergraph Corp.
	3,350	Term Loan, 2.37%, Maturing May 29, 2014	3,213,449
iPayment, Inc.
	11,663	Term Loan, 2.27%, Maturing May 10, 2013	10,656,911
Kronos, Inc.
	10,309	Term Loan, 2.28%, Maturing June 11, 2014	9,729,543
Language Line, Inc.
	6,235	Term Loan, 5.50%, Maturing June 11, 2011	6,235,467
	12,325	Term Loan, Maturing October 30, 2015(4)	12,332,703
Mitchell International, Inc.
	1,990	Term Loan, 2.31%, Maturing March 28, 2014	1,803,253
	1,500	Term Loan - Second Lien, 5.56%, Maturing March 28, 2015	1,020,000
N.E.W. Holdings I, LLC
	9,167	Term Loan, 2.74%, Maturing May 22, 2014	8,587,917
Protection One, Inc.
	10,574	Term Loan, 2.49%, Maturing March 31, 2012	10,118,122
Quintiles Transnational Corp.
	10,000	Revolving Loan, 0.25%, Maturing March 31, 2012(3)	9,284,000
	13,404	Term Loan, 2.28%, Maturing March 31, 2013	12,792,083
Sabre, Inc.
	30,770	Term Loan, 2.49%, Maturing September 30, 2014	26,711,975
Safenet, Inc.
	3,910	Term Loan, 2.75%, Maturing April 12, 2014	3,668,069
Serena Software, Inc.
	7,061	Term Loan, 2.32%, Maturing March 10, 2013	6,539,914
Sitel (Client Logic)
	6,866	Term Loan, 5.77%, Maturing January 29, 2014	5,973,293
EUR	941	Term Loan, 5.93%, Maturing January 29, 2014	1,135,594
Solera Holdings, LLC
	3,755	Term Loan, 2.06%, Maturing May 15, 2014	3,607,286
EUR	2,969	Term Loan, 2.50%, Maturing May 15, 2014	4,237,919
SunGard Data Systems, Inc.
	7,420	Term Loan, 1.99%, Maturing February 11, 2013	6,986,141
	3,440	Term Loan, 6.75%, Maturing February 28, 2014	3,483,253
	42,536	Term Loan, 4.07%, Maturing February 28, 2016	41,389,460
Ticketmaster
	8,000	Term Loan, 3.55%, Maturing July 22, 2014	7,880,000
Transaction Network Services, Inc.
	3,919	Term Loan, 9.50%, Maturing May 4, 2012	3,958,163
Travelport, LLC
	10,753	Term Loan, 2.78%, Maturing August 23, 2013	9,803,979
	13,317	Term Loan, 2.78%, Maturing August 23, 2013	12,152,139
	4,672	Term Loan, 2.78%, Maturing August 23, 2013	4,263,334
EUR	2,106	Term Loan, 3.24%, Maturing August 23, 2013	2,773,633
	2,494	Term Loan, 10.50%, Maturing August 23, 2013	2,535,313
Valassis Communications, Inc.
	736	Term Loan, 2.04%, Maturing March 2, 2014	688,617
	4,361	Term Loan, 2.04%, Maturing March 2, 2014	4,081,522
VWR International, Inc.
	16,633	Term Loan, 2.74%, Maturing June 28, 2013	15,219,481
West Corp.
	12,166	Term Loan, 2.62%, Maturing October 24, 2013	11,198,859
	17,672	Term Loan, 4.12%, Maturing July 15, 2016	16,651,209

			$350,179,070

Cable and Satellite Television — 7.3%

Atlantic Broadband Finance, LLC
	9,403	Term Loan, 6.75%, Maturing June 8, 2013	$9,379,923
	350	Term Loan, 2.54%, Maturing September 1, 2013	345,175

See notes to financial statements

Floating Rate Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Cable and Satellite Television (continued)

Bresnan Broadband Holdings, LLC
	1,493	Term Loan, 2.29%, Maturing March 29, 2014	$1,437,774
	15,474	Term Loan, 2.42%, Maturing March 29, 2014	14,906,367
Cequel Communications, LLC
	38,664	Term Loan, 2.24%, Maturing November 5, 2013	37,020,778
Charter Communications Operating, Inc.
	45,219	Term Loan, 6.25%, Maturing April 28, 2013	41,229,789
CSC Holdings, Inc.
	14,767	Term Loan, 2.05%, Maturing March 29, 2013	14,086,273
CW Media Holdings, Inc.
	4,962	Term Loan, 3.53%, Maturing February 15, 2015	4,614,684
DirectTV Holdings, LLC
	1,975	Term Loan, 5.25%, Maturing April 13, 2013	1,978,079
Foxco Acquisition Sub., LLC
	5,534	Term Loan, 7.50%, Maturing July 2, 2015	5,056,699
Insight Midwest Holdings, LLC
	26,316	Term Loan, 2.29%, Maturing April 6, 2014	25,080,334
MCC Iowa, LLC
	394	Term Loan, 1.73%, Maturing March 31, 2010	390,246
	7,656	Term Loan, 1.98%, Maturing January 31, 2015	7,043,305
	7,780	Term Loan, 1.98%, Maturing January 31, 2015	7,157,600
Mediacom Illinois, LLC
	1,620	Term Loan, 1.48%, Maturing September 30, 2012	1,506,600
	14,176	Term Loan, 1.73%, Maturing January 31, 2015	13,035,662
	3,000	Term Loan, 5.50%, Maturing March 31, 2017	3,015,000
NTL Investment Holdings, Ltd.
GBP	3,500	Term Loan - Second Lien, 3.62%, Maturing March 30, 2013	5,331,495
ProSiebenSat.1 Media AG
EUR	1,887	Term Loan, Maturing June 26, 2014(4)	2,320,919
EUR	113	Term Loan, Maturing July 2, 2014(4)	143,514
EUR	2,020	Term Loan, 3.53%, Maturing March 2, 2015	1,989,790
EUR	729	Term Loan, 2.73%, Maturing June 26, 2015	908,338
EUR	15,457	Term Loan, 2.73%, Maturing June 26, 2015	19,250,130
EUR	2,020	Term Loan, 3.78%, Maturing March 2, 2016	1,989,790
UPC Broadband Holding B.V.
	7,083	Term Loan, 2.00%, Maturing December 31, 2014	6,642,839
	4,842	Term Loan, 3.75%, Maturing December 31, 2016	4,660,863
EUR	19,765	Term Loan, 4.19%, Maturing December 31, 2016	26,760,394
EUR	10,790	Term Loan, 4.44%, Maturing December 31, 2017	14,675,363
Virgin Media Investment Holding
GBP	2,000	Term Loan, Maturing March 2, 2012(4)	3,203,420
	7,994	Term Loan, 3.78%, Maturing March 30, 2012	7,963,901
GBP	2,224	Term Loan, 4.40%, Maturing March 30, 2012	3,544,651
GBP	3,638	Term Loan, 4.40%, Maturing March 30, 2012	5,797,625
GBP	1,130	Term Loan, 4.43%, Maturing March 30, 2012	1,801,099
YPSO Holding SA
EUR	3,159	Term Loan, 2.68%, Maturing July 28, 2014	3,599,311
EUR	5,155	Term Loan, 2.68%, Maturing July 28, 2014	5,872,561
EUR	8,186	Term Loan, 2.68%, Maturing July 28, 2014	9,326,637

			$313,066,928

Chemicals and Plastics — 5.1%

Arizona Chemical, Inc.
EUR	2,814	Term Loan, 2.82%, Maturing February 28, 2013	$3,934,013
Ashland, Inc.
	3,458	Term Loan, 6.50%, Maturing May 20, 2014	3,484,031
	1,298	Term Loan, 7.65%, Maturing November 20, 2014	1,321,094
Brenntag Holding GmbH and Co. KG
	10,877	Term Loan, 2.25%, Maturing December 23, 2013	10,360,709
	3,477	Term Loan, 2.29%, Maturing December 23, 2013	3,311,752
EUR	3,434	Term Loan, 2.88%, Maturing December 23, 2013	4,889,331
EUR	230	Term Loan - Second Lien, 5.02%, Maturing June 23, 2015	320,635
EUR	770	Term Loan - Second Lien, 5.02%, Maturing June 23, 2015	1,073,754
British Vita UK, Ltd.
EUR	1,196	Term Loan, 5.78%, Maturing June 30, 2014(2)	1,208,583
Celanese Holdings, LLC
	10,176	Term Loan, 2.00%, Maturing April 2, 2014	9,562,083
	13,433	Term Loan, 2.04%, Maturing April 2, 2014	12,599,228
Cognis GmbH
EUR	1,249	Term Loan, 2.77%, Maturing September 15, 2013	1,677,343
EUR	4,276	Term Loan, 2.77%, Maturing September 15, 2013	5,744,980
Columbian Chemicals Acquisition
	8,627	Term Loan, 6.31%, Maturing March 16, 2013	7,365,464
Ferro Corp.
	13,520	Term Loan, 6.29%, Maturing June 6, 2012	12,877,833
First Chemical Holding
EUR	575	Term Loan, 3.32%, Maturing December 18, 2014	619,890
EUR	575	Term Loan, 3.82%, Maturing December 18, 2015	619,890
Georgia Gulf Corp.
	5,068	Term Loan, 10.00%, Maturing October 3, 2013	5,070,261

See notes to financial statements

Floating Rate Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Chemicals and Plastics (continued)

Hexion Specialty Chemicals, Inc.
EUR	1,105	Term Loan, 2.95%, Maturing May 5, 2012	$1,266,405
	9,600	Term Loan, 2.25%, Maturing May 5, 2013	6,480,000
	2,936	Term Loan, 2.56%, Maturing May 5, 2013	2,334,392
	13,520	Term Loan, 2.56%, Maturing May 5, 2013	10,748,060
	2,481	Term Loan, 2.75%, Maturing May 5, 2013	1,966,540
Huntsman International, LLC
	7,500	Revolving Loan, 0.91%, Maturing August 16, 2010(3)	6,890,625
	18,328	Term Loan, 1.99%, Maturing August 16, 2012	16,783,144
INEOS Group
EUR	150	Term Loan, Maturing December 14, 2011(4)	188,284
EUR	150	Term Loan, Maturing December 14, 2011(4)	188,284
EUR	2,911	Term Loan, 5.52%, Maturing December 14, 2011	3,648,230
EUR	2,912	Term Loan, 6.02%, Maturing December 14, 2011	3,649,514
	3,872	Term Loan, 7.00%, Maturing December 14, 2012	3,339,481
	9,968	Term Loan, 7.50%, Maturing December 14, 2013	8,552,579
	9,968	Term Loan, 10.00%, Maturing December 14, 2014	8,552,579
ISP Chemco, Inc.
	8,516	Term Loan, 2.00%, Maturing June 4, 2014	8,082,544
Kranton Polymers, LLC
	15,980	Term Loan, 2.31%, Maturing May 12, 2013	15,205,219
MacDermid, Inc.
	3,082	Term Loan, 2.24%, Maturing April 12, 2014	2,619,606
Millenium Inorganic Chemicals
	6,645	Term Loan, 2.53%, Maturing April 30, 2014	6,113,116
Momentive Performance Material
	4,900	Term Loan, 2.56%, Maturing December 4, 2013	4,102,001
Nalco Co.
	3,035	Term Loan, 6.50%, Maturing May 6, 2016	3,091,651
Rockwood Specialties Group, Inc.
EUR	653	Term Loan, 5.00%, Maturing July 30, 2011	917,657
	19,572	Term Loan, 6.00%, Maturing May 15, 2014	19,848,843

			$220,609,628

Clothing / Textiles — 0.3%

Hanesbrands, Inc.
	6,512	Term Loan, 5.03%, Maturing September 5, 2013	$6,550,460
	5,000	Term Loan - Second Lien, 3.99%, Maturing March 5, 2014	4,843,750
St. John Knits International, Inc.
	3,861	Term Loan, 9.25%, Maturing March 23, 2012	3,127,584

			$14,521,794

Conglomerates — 3.0%

Amsted Industries, Inc.
	10,020	Term Loan, 2.29%, Maturing October 15, 2010	$9,193,785
	6,753	Term Loan, 2.40%, Maturing April 5, 2013	6,195,633
Doncasters (Dunde HoldCo 4 Ltd.)
GBP	659	Term Loan, 3.02%, Maturing July 13, 2015	878,856
GBP	659	Term Loan, 3.52%, Maturing July 13, 2015	878,856
	3,595	Term Loan, 4.24%, Maturing July 13, 2015	2,921,189
	3,595	Term Loan, 4.74%, Maturing July 13, 2015	2,921,189
GenTek, Inc.
	3,285	Term Loan, Maturing February 25, 2011(4)	3,303,689
	1,715	Term Loan, Maturing February 28, 2011(4)	1,724,436
	2,125	Term Loan, Maturing October 29, 2014(4)	2,140,051
Jarden Corp.
	3,481	Term Loan, 2.03%, Maturing January 24, 2012	3,359,406
	8,467	Term Loan, 2.03%, Maturing January 24, 2012	8,189,549
	1,542	Term Loan, 2.78%, Maturing January 24, 2012	1,513,974
Johnson Diversey, Inc.
	1,993	Term Loan, 2.48%, Maturing December 16, 2010	1,984,707
	7,883	Term Loan, 2.48%, Maturing December 16, 2011	7,850,920
Manitowoc Company, Inc. (The)
	15,616	Term Loan, 7.50%, Maturing August 21, 2014	15,401,162
Polymer Group, Inc.
	1,000	Revolving Loan, 0.74%, Maturing November 22, 2010(3)	850,000
	1,830	Term Loan, 2.50%, Maturing November 22, 2012	1,820,483
	14,060	Term Loan, 7.00%, Maturing November 22, 2014	14,095,227
RBS Global, Inc.
	5,551	Term Loan, 2.50%, Maturing July 19, 2013	5,323,911
	19,195	Term Loan, 2.79%, Maturing July 19, 2013	18,490,726
RGIS Holdings, LLC
	729	Term Loan, 2.75%, Maturing April 30, 2014	649,616
	14,578	Term Loan, 2.77%, Maturing April 30, 2014	12,992,330
US Investigations Services, Inc.
	2,940	Term Loan, 3.29%, Maturing February 21, 2015	2,739,951
Vertrue, Inc.
	4,449	Term Loan, 3.29%, Maturing August 16, 2014	3,681,486

			$129,101,132

See notes to financial statements

Floating Rate Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Containers and Glass Products — 3.1%

Berry Plastics Corp.
	20,393	Term Loan, 2.30%, Maturing April 3, 2015	$17,571,642
Celanese AG
EUR	975	Term Loan, 2.50%, Maturing April 6, 2011	1,352,355
Consolidated Container Co.
	5,821	Term Loan, 2.50%, Maturing March 28, 2014	5,417,917
Crown Americas, Inc.
	1,407	Term Loan, 2.00%, Maturing November 15, 2012	1,379,542
	4,703	Term Loan, 2.00%, Maturing November 15, 2012	4,612,387
EUR	4,365	Term Loan, 2.18%, Maturing November 15, 2012	6,206,954
Graham Packaging Holdings Co.
	4,804	Term Loan, 2.55%, Maturing October 7, 2011	4,699,176
	19,095	Term Loan, 6.75%, Maturing April 5, 2014	19,143,031
Graphic Packaging International, Inc.
	27,563	Term Loan, 2.28%, Maturing May 16, 2014	26,273,710
	3,448	Term Loan, 3.03%, Maturing May 16, 2014	3,318,219
JSG Acquisitions
EUR	1,689	Term Loan, 4.00%, Maturing December 31, 2014	2,395,484
EUR	1,692	Term Loan, 4.11%, Maturing December 31, 2014	2,399,068
OI European Group B.V.
EUR	12,065	Term Loan, 1.93%, Maturing June 14, 2013	17,014,945
Owens-Brockway Glass Container
	4,097	Term Loan, 1.74%, Maturing June 14, 2013	4,002,688
Smurfit-Stone Container Corp.
	657	DIP Loan, 10.00%, Maturing August 6, 2010	660,631
	7,935	Revolving Loan, 2.84%, Maturing July 28, 2010	7,776,471
	2,632	Revolving Loan, 3.06%, Maturing July 28, 2010	2,579,219
	1,033	Term Loan, 2.50%, Maturing November 1, 2011	1,003,874
	1,813	Term Loan, 2.50%, Maturing November 1, 2011	1,765,742
	3,416	Term Loan, 2.50%, Maturing November 1, 2011	3,320,309
	1,593	Term Loan, 4.50%, Maturing November 1, 2011	1,551,583

			$134,444,947

Cosmetics / Toiletries — 0.2%

American Safety Razor Co.
	3,382	Term Loan, 2.54%, Maturing July 31, 2013	$3,221,352
Bausch & Lomb, Inc.
	382	Term Loan, 3.52%, Maturing April 30, 2015	364,889
	1,573	Term Loan, 3.53%, Maturing April 30, 2015	1,502,579
Prestige Brands, Inc.
	5,100	Term Loan, 2.49%, Maturing April 7, 2011	5,010,954

			$10,099,774

Drugs — 0.6%

Graceway Pharmaceuticals, LLC
	15,351	Term Loan, 2.99%, Maturing May 3, 2012	$10,822,562
Pharmaceutical Holdings Corp.
	2,205	Term Loan, 3.50%, Maturing January 30, 2012	2,089,180
Warner Chilcott Corp.
	4,562	Term Loan, Maturing October 30, 2014(4)	4,576,193
	1,597	Term Loan, Maturing April 30, 2015(4)	1,601,667
	2,281	Term Loan, Maturing April 30, 2015(4)	2,288,096
	5,018	Term Loan, Maturing April 30, 2015(4)	4,967,563

			$26,345,261

Ecological Services and Equipment — 0.6%

Big Dumpster Merger Sub, Inc.
	668	Term Loan, 2.50%, Maturing February 5, 2013	$435,644
Blue Waste B.V. (AVR Acquisition)
EUR	2,000	Term Loan, 2.68%, Maturing April 1, 2015	2,724,026
Environmental Systems Products Holdings, Inc.
	417	Term Loan - Second Lien, 13.50%, Maturing December 12, 2010	373,050
Kemble Water Structure, Ltd.
GBP	13,150	Term Loan - Second Lien, 4.49%, Maturing October 13, 2013	16,610,763
Sensus Metering Systems, Inc.
	7,391	Term Loan, 7.00%, Maturing June 3, 2013	7,418,416
Wastequip, Inc.
	281	Term Loan, 2.50%, Maturing February 5, 2013	183,429

			$27,745,328

Electronics / Electrical — 3.0%

Aspect Software, Inc.
	3,502	Term Loan, 3.31%, Maturing July 11, 2011	$3,212,819
Fairchild Semiconductor Corp.
	9,169	Term Loan, 1.75%, Maturing June 26, 2013	8,635,707
FCI International S.A.S.
	331	Term Loan, 3.41%, Maturing November 1, 2013	301,842
	552	Term Loan, 3.41%, Maturing November 1, 2013	503,458
	552	Term Loan, 3.41%, Maturing November 1, 2013	503,458
	573	Term Loan, 3.41%, Maturing November 1, 2013	522,952
	992	Term Loan, 3.41%, Maturing November 1, 2013	905,384

See notes to financial statements

Floating Rate Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Electronics / Electrical (continued)

Freescale Semiconductor, Inc.
	29,815	Term Loan, 2.00%, Maturing December 1, 2013	$24,307,655
Infor Enterprise Solutions Holdings
EUR	2,917	Term Loan, 3.43%, Maturing July 28, 2012	3,837,353
	7,173	Term Loan, 4.00%, Maturing July 28, 2012	6,330,083
	19,323	Term Loan, 4.00%, Maturing July 28, 2012	17,052,855
Network Solutions, LLC
	9,452	Term Loan, 2.78%, Maturing March 7, 2014	8,507,168
Open Solutions, Inc.
	10,132	Term Loan, 2.41%, Maturing January 23, 2014	8,224,110
Sensata Technologies Finance Co.
	18,483	Term Loan, 2.03%, Maturing April 27, 2013	15,912,610
Spectrum Brands, Inc.
	804	Term Loan, 8.00%, Maturing March 30, 2013	788,014
	15,635	Term Loan, 8.00%, Maturing March 30, 2013	15,330,400
SS&C Technologies, Inc.
	3,028	Term Loan, 2.28%, Maturing November 23, 2012	2,906,436
Vertafore, Inc.
	11,266	Term Loan, 5.50%, Maturing July 31, 2014	11,097,061
	1,975	Term Loan, 7.50%, Maturing July 31, 2014	1,928,094

			$130,807,459

Equipment Leasing — 0.0%

Hertz Corp.
	8	Term Loan, 2.00%, Maturing December 21, 2012	$7,410
	835	Term Loan, 2.04%, Maturing December 21, 2012	781,243

			$788,653

Farming / Agriculture — 0.3%

BF Bolthouse HoldCo, LLC
	3,717	Term Loan, 2.56%, Maturing December 16, 2012	$3,635,552
Central Garden & Pet Co.
	9,843	Term Loan, 1.75%, Maturing February 28, 2014	9,367,667

			$13,003,219

Financial Intermediaries — 1.6%

Asset Acceptence Capital Corp.
	1,440	Term Loan, 2.54%, Maturing June 5, 2013	$1,396,379
Citco III, Ltd.
	13,812	Term Loan, 2.85%, Maturing June 30, 2014	12,085,550
E.A. Viner International Co.
	395	Term Loan, 4.79%, Maturing July 31, 2013	373,124
Grosvenor Capital Management
	5,729	Term Loan, 2.25%, Maturing December 5, 2013	5,213,526
Jupiter Asset Management Group
GBP	3,644	Term Loan, 2.74%, Maturing June 30, 2015	5,651,191
Lender Processing Services, Inc.
	5,040	Term Loan, 2.74%, Maturing July 2, 2014	5,011,814
LPL Holdings, Inc.
	26,606	Term Loan, 2.01%, Maturing December 18, 2014	25,142,351
Nuveen Investments, Inc.
	3,977	Term Loan, 3.28%, Maturing November 2, 2014	3,444,079
Oxford Acquisition III, Ltd.
	11,051	Term Loan, 2.28%, Maturing May 24, 2014	9,190,512
RJO Holdings Corp. (RJ O’Brien)
	4,007	Term Loan, 3.25%, Maturing July 31, 2014	2,694,619

			$70,203,145

Food Products — 2.9%

Acosta, Inc.
	16,913	Term Loan, 2.50%, Maturing July 28, 2013	$16,119,855
Advantage Sales & Marketing, Inc.
	16,440	Term Loan, 2.29%, Maturing March 29, 2013	15,659,544
American Seafoods Group, LLC
	1,930	Term Loan, 4.03%, Maturing September 30, 2012	1,881,623
BL Marketing, Ltd.
GBP	3,500	Term Loan, 2.52%, Maturing December 31, 2013	5,528,958
GBP	2,500	Term Loan - Second Lien, 3.01%, Maturing June 30, 2015	3,692,811
Dean Foods Co.
	26,531	Term Loan, 1.66%, Maturing April 2, 2014	24,856,063
Dole Food Company, Inc.
	1,691	Term Loan, 7.15%, Maturing April 12, 2013	1,710,605
	2,324	Term Loan, 8.00%, Maturing April 12, 2013	2,351,344
	8,204	Term Loan, 8.00%, Maturing April 12, 2013	8,301,165
MafCo Worldwide Corp.
	733	Term Loan, 2.25%, Maturing December 8, 2011	688,884
Pinnacle Foods Finance, LLC
	4,000	Revolving Loan, 0.90%, Maturing April 2, 2013(3)	2,700,000
	30,959	Term Loan, 3.00%, Maturing April 2, 2014	29,063,083

See notes to financial statements

Floating Rate Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Food Products (continued)

Reddy Ice Group, Inc.
	12,335	Term Loan, 2.00%, Maturing August 9, 2012	$11,039,825

			$123,593,760

Food Service — 2.5%

AFC Enterprises, Inc.
	1,611	Term Loan, 7.00%, Maturing May 11, 2011	$1,623,305
Aramark Corp.
	3,075	Term Loan, 2.14%, Maturing January 26, 2014	2,827,627
	45,618	Term Loan, 2.16%, Maturing January 26, 2014	41,949,126
	973	Term Loan, 2.16%, Maturing January 26, 2014	887,893
	238	Term Loan, 3.25%, Maturing October 22, 2014	228,884
Buffets, Inc.
	5,223	Term Loan, 18.00%, Maturing April 30, 2012	5,334,465
	1,059	Term Loan, 7.53%, Maturing November 1, 2013(2)	931,568
	4,618	Term Loan - Second Lien, 17.78%, Maturing November 1, 2013(2)	4,063,656
CBRL Group, Inc.
	662	Term Loan, 1.96%, Maturing April 27, 2013	638,574
	6,557	Term Loan, 1.98%, Maturing April 27, 2013	6,324,008
JRD Holdings, Inc.
	2,887	Term Loan, 2.50%, Maturing June 26, 2014	2,778,467
Maine Beverage Co., LLC
	1,925	Term Loan, 2.04%, Maturing June 30, 2010	1,780,625
OSI Restaurant Partners, LLC
	1,067	Term Loan, 3.03%, Maturing May 9, 2013	891,841
	12,124	Term Loan, 2.56%, Maturing May 9, 2014	10,130,061
QCE Finance, LLC
	8,894	Term Loan, 2.56%, Maturing May 5, 2013	7,200,119
Sagittarius Restaurants, LLC
	4,299	Term Loan, 9.75%, Maturing March 29, 2013	3,997,974
Selecta
CHF	18,405	Term Loan, 2.88%, Maturing June 28, 2015	13,365,448
SSP Financing, Ltd.
	3,955	Term Loan, 3.18%, Maturing June 15, 2014	2,060,303
	3,955	Term Loan, 3.68%, Maturing June 15, 2015	2,060,303

			$109,074,247

Food / Drug Retailers — 2.4%

General Nutrition Centers, Inc.
	21,691	Term Loan, 2.52%, Maturing September 16, 2013	$20,131,787
Pantry, Inc. (The)
	62	Term Loan, 1.75%, Maturing May 15, 2014	58,516
	6,706	Term Loan, 1.75%, Maturing May 15, 2014	6,358,568
Rite Aid Corp.
	30,610	Term Loan, 2.00%, Maturing June 1, 2014	26,547,666
	13,952	Term Loan, 6.00%, Maturing June 4, 2014	13,114,673
	11,500	Term Loan, 9.50%, Maturing June 4, 2014	11,921,671
Roundy’s Supermarkets, Inc.
	24,418	Term Loan, 6.03%, Maturing November 3, 2011	24,092,049

			$102,224,930

Forest Products — 1.6%

Appleton Papers, Inc.
	11,403	Term Loan, 6.63%, Maturing June 5, 2014	$10,376,581
Georgia-Pacific Corp.
	40,320	Term Loan, 2.32%, Maturing December 20, 2012	38,920,266
	3,931	Term Loan, 2.33%, Maturing December 20, 2012	3,794,356
	8,368	Term Loan, 3.59%, Maturing December 23, 2014	8,328,425
Xerium Technologies, Inc.
	8,852	Term Loan, 5.78%, Maturing May 18, 2012	7,258,745

			$68,678,373

Health Care — 9.3%

1-800 Contacts, Inc.
	3,990	Term Loan, 7.70%, Maturing March 4, 2015	$3,970,000
Accellent, Inc.
	3,096	Term Loan, 2.87%, Maturing November 22, 2012	2,943,568
Alliance Imaging, Inc.
	4,635	Term Loan, 2.86%, Maturing December 29, 2011	4,495,018
American Medical Systems
	4,172	Term Loan, 2.50%, Maturing July 20, 2012	4,056,890
AMN Healthcare, Inc.
	3,191	Term Loan, 2.03%, Maturing November 2, 2011	2,983,136
AMR HoldCo, Inc.
	5,353	Term Loan, 2.25%, Maturing February 10, 2012	5,152,687
Biomet, Inc.
	16,050	Term Loan, 3.28%, Maturing December 26, 2014	15,453,288
EUR	2,915	Term Loan, 3.58%, Maturing December 26, 2014	4,105,465
Cardinal Health 409, Inc.
	14,560	Term Loan, 2.49%, Maturing April 10, 2014	12,696,189

See notes to financial statements

Floating Rate Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Health Care (continued)

Carestream Health, Inc.
	15,489	Term Loan, 2.24%, Maturing April 30, 2013	$14,523,716
Carl Zeiss Vision Holding GmbH
EUR	6,371	Term Loan, 2.93%, Maturing March 23, 2015	6,680,375
Community Health Systems, Inc.
	2,135	Term Loan, 2.49%, Maturing July 25, 2014	1,993,990
	60,842	Term Loan, 2.61%, Maturing July 25, 2014	56,814,618
Concentra, Inc.
	6,860	Term Loan, 2.54%, Maturing June 25, 2014	6,396,867
CRC Health Corp.
	1,877	Term Loan, 2.53%, Maturing February 6, 2013	1,679,803
	3,783	Term Loan, 2.53%, Maturing February 6, 2013	3,385,785
Dako EQT Project Delphi
	1,568	Term Loan, 2.41%, Maturing June 12, 2016	1,286,007
EUR	3,099	Term Loan, 2.81%, Maturing June 12, 2016	3,739,167
DaVita, Inc.
	13,754	Term Loan, 1.76%, Maturing October 5, 2012	13,230,151
DJO Finance, LLC
	4,975	Term Loan, 3.26%, Maturing May 15, 2014	4,806,788
Fenwal, Inc.
	509	Term Loan, 2.62%, Maturing February 28, 2014	445,555
	2,976	Term Loan, 2.62%, Maturing February 28, 2014	2,606,494
Fresenius Medical Care Holdings
	6,630	Term Loan, 1.66%, Maturing March 31, 2013	6,384,198
Hanger Orthopedic Group, Inc.
	3,302	Term Loan, 2.25%, Maturing May 30, 2013	3,140,932
HCA, Inc.
	56,481	Term Loan, 2.53%, Maturing November 18, 2013	52,711,375
Health Management Association, Inc.
	25,193	Term Loan, 2.03%, Maturing February 28, 2014	23,432,575
HealthSouth Corp.
	3,602	Term Loan, 2.55%, Maturing March 10, 2013	3,440,308
	5,000	Term Loan, 2.65%, Maturing March 10, 2013	4,550,000
	2,965	Term Loan, 4.05%, Maturing March 15, 2014	2,905,646
Iasis Healthcare, LLC
	110	Term Loan, 2.24%, Maturing March 14, 2014	104,041
	319	Term Loan, 2.24%, Maturing March 14, 2014	300,640
	30	Term Loan, 2.24%, Maturing March 14, 2014	28,096
Ikaria Acquisition, Inc.
	4,413	Term Loan, 2.51%, Maturing March 28, 2013	4,140,684
IM U.S. Holdings, LLC
	6,520	Term Loan, 2.26%, Maturing June 26, 2014	6,177,395
inVentiv Health, Inc.
	7,903	Term Loan, 2.04%, Maturing July 6, 2014	7,409,145
LifePoint Hospitals, Inc.
	11,291	Term Loan, 2.02%, Maturing April 15, 2012	10,966,149
MultiPlan Merger Corp.
	3,342	Term Loan, 2.75%, Maturing April 12, 2013	3,164,621
	4,891	Term Loan, 2.75%, Maturing April 12, 2013	4,631,969
Mylan, Inc.
	13,000	Term Loan, 3.55%, Maturing October 2, 2014	12,675,000
National Mentor Holdings, Inc.
	8,776	Term Loan, 2.29%, Maturing June 29, 2013	7,904,185
	537	Term Loan, 4.59%, Maturing June 29, 2013	483,729
Nyco Holdings
	5,311	Term Loan, 2.53%, Maturing December 29, 2014	4,925,681
EUR	6,019	Term Loan, 2.93%, Maturing December 29, 2014	8,234,720
	5,311	Term Loan, 3.28%, Maturing December 29, 2015	4,925,681
EUR	6,019	Term Loan, 3.68%, Maturing December 29, 2015	8,234,720
Psychiatric Solutions, Inc.
	985	Term Loan, 2.02%, Maturing May 31, 2014	942,816
RadNet Management, Inc.
	5,913	Term Loan, 4.54%, Maturing November 15, 2012	5,705,608
ReAble Therapeutics Finance, LLC
	8,878	Term Loan, 2.29%, Maturing November 16, 2013	8,478,350
Select Medical Holdings Corp.
	950	Revolving Loan, 0.72%, Maturing February 24, 2010(3)	855,000
	1,082	Term Loan, 4.16%, Maturing August 5, 2014	1,062,175
	8,007	Term Loan, 4.16%, Maturing August 5, 2014	8,026,607
Sunrise Medical Holdings, Inc.
	3,534	Term Loan, 8.25%, Maturing May 13, 2010	2,562,234
TZ Merger Sub., Inc. (TriZetto)
	4,975	Term Loan, 7.50%, Maturing July 24, 2015	4,999,749
Vanguard Health Holding Co., LLC
	11,583	Term Loan, 2.49%, Maturing September 23, 2011	11,322,137
Viant Holdings, Inc.
	1,783	Term Loan, 2.54%, Maturing June 25, 2014	1,738,685

			$400,010,408

Home Furnishings — 1.2%

Dometic Corp.
	914	Term Loan, 1.51%, Maturing December 31, 2014	$754,288
	2,057	Term Loan, 1.51%, Maturing December 31, 2014	1,028,575

See notes to financial statements

Floating Rate Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Home Furnishings (continued)

	1,029	Term Loan, 3.76%, Maturing December 31, 2014(2)	$77,143
Hunter Fan Co.
	3,612	Term Loan, 2.75%, Maturing April 16, 2014	2,600,792
Interline Brands, Inc.
	1,323	Term Loan, 1.99%, Maturing June 23, 2013	1,220,596
	5,583	Term Loan, 2.04%, Maturing June 23, 2013	5,150,361
National Bedding Co., LLC
	12,558	Term Loan, 2.28%, Maturing August 31, 2011	11,459,024
	1,500	Term Loan - Second Lien, 5.31%, Maturing August 31, 2012	1,215,000
Oreck Corp.
	4,164	Term Loan, 0.00%, Maturing February 2, 2012(5)(7)	1,495,021
Simmons Co.
	25,024	Term Loan, 10.50%, Maturing December 19, 2011	24,820,797
	2,726	Term Loan, 7.35%, Maturing February 15, 2012(2)	81,773

			$49,903,370

Industrial Equipment — 2.3%

Baxi Group, Ltd.
EUR	3,254	Revolving Loan, 1.00%, Maturing December 27, 2010(3)	$3,567,178
GBP	1,297	Term Loan, 3.66%, Maturing December 27, 2010	1,997,770
	500	Term Loan, Maturing December 27, 2011(4)	470,875
	500	Term Loan, Maturing December 27, 2012(4)	470,875
Brand Energy and Infrastructure Services, Inc.
	9,960	Term Loan, 2.31%, Maturing February 7, 2014	9,013,799
CEVA Group PLC U.S.
	330	Term Loan, 3.24%, Maturing January 4, 2014	278,738
	40	Term Loan, 3.28%, Maturing January 4, 2014	33,051
EUR	640	Term Loan, 3.43%, Maturing January 4, 2014	782,852
EUR	1,086	Term Loan, 3.43%, Maturing January 4, 2014	1,329,371
EUR	1,335	Term Loan, 3.43%, Maturing January 4, 2014	1,633,805
EUR	1,136	Term Loan, 3.74%, Maturing January 4, 2014	1,390,117
EPD Holdings (Goodyear Engineering Products)
	2,361	Term Loan, 2.50%, Maturing July 13, 2014	1,910,621
	12,930	Term Loan, 2.50%, Maturing July 13, 2014	10,465,027
	2,000	Term Loan - Second Lien, 6.00%, Maturing July 13, 2015	1,220,000
Flowserve Corp.
	3,561	Term Loan, 1.81%, Maturing August 10, 2012	3,489,643
Generac Acquisition Corp.
	9,694	Term Loan, 2.78%, Maturing November 7, 2013	8,789,624
Gleason Corp.
	1,518	Term Loan, 2.09%, Maturing June 30, 2013	1,480,105
	1,941	Term Loan, 2.09%, Maturing June 30, 2013	1,892,218
Jason, Inc.
	1,740	Term Loan, 5.03%, Maturing April 30, 2010	913,592
John Maneely Co.
	20,958	Term Loan, 3.51%, Maturing December 8, 2013	19,254,890
KION Group GmbH
EUR	500	Term Loan, Maturing December 23, 2014(4)	509,559
	3,750	Term Loan, 2.49%, Maturing December 23, 2014	2,582,812
EUR	500	Term Loan, Maturing December 23, 2015(4)	509,559
	3,750	Term Loan, 2.74%, Maturing December 23, 2015	2,582,813
Polypore, Inc.
	2,000	Revolving Loan, 0.55%, Maturing July 3, 2013(3)	1,630,000
	17,012	Term Loan, 2.46%, Maturing July 3, 2014	15,927,594
EUR	1,089	Term Loan, 2.64%, Maturing July 3, 2014	1,491,018
TFS Acquisition Corp.
	4,401	Term Loan, 14.00%, Maturing August 11, 2013(2)	2,937,701

			$98,555,207

Insurance — 1.7%

Alliant Holdings I, Inc.
	6,933	Term Loan, 3.28%, Maturing August 21, 2014	$6,465,027
Applied Systems, Inc.
	7,217	Term Loan, 2.74%, Maturing September 26, 2013	6,860,507
CCC Information Services Group, Inc.
	7,302	Term Loan, 2.50%, Maturing February 10, 2013	7,092,467
Conseco, Inc.
	23,033	Term Loan, 6.50%, Maturing October 10, 2013	20,863,743
Crump Group, Inc.
	3,715	Term Loan, 3.25%, Maturing August 4, 2014	3,362,144
Hub International Holdings, Inc.
	1,636	Term Loan, 2.74%, Maturing June 13, 2014	1,442,685
	11,650	Term Loan, 2.74%, Maturing June 13, 2014	10,276,130
	3,525	Term Loan, Maturing June 30, 2014(4)	3,454,500
U.S.I. Holdings Corp.
	2,000	Term Loan, Maturing May 4, 2014(4)	1,950,000
	13,927	Term Loan, 3.04%, Maturing May 4, 2014	12,127,689

			$73,894,892

See notes to financial statements

Floating Rate Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Leisure Goods / Activities / Movies — 5.3%

24 Hour Fitness Worldwide, Inc.
	2,922	Term Loan, 2.77%, Maturing June 8, 2012	$2,736,683
AMC Entertainment, Inc.
	17,353	Term Loan, 1.74%, Maturing January 26, 2013	16,431,004
AMF Bowling Worldwide, Inc.
	2,945	Term Loan, 2.74%, Maturing June 8, 2013	2,513,375
Bombardier Recreational Products
	17,400	Term Loan, 3.00%, Maturing June 28, 2013	12,223,500
Carmike Cinemas, Inc.
	5,213	Term Loan, 3.54%, Maturing May 19, 2012	5,060,038
	6,956	Term Loan, 4.24%, Maturing May 19, 2012	6,751,738
Cedar Fair, L.P.
	2,211	Term Loan, 2.25%, Maturing August 31, 2011	2,129,889
	2,731	Term Loan, 2.24%, Maturing August 30, 2012	2,630,048
	7,447	Term Loan, 4.24%, Maturing February 17, 2014	7,223,252
	3,773	Term Loan, 4.27%, Maturing February 17, 2014	3,659,482
Cinemark, Inc.
	24,097	Term Loan, 2.07%, Maturing October 5, 2013	22,918,339
Dave & Buster’s, Inc.
	815	Term Loan, 2.54%, Maturing March 8, 2013	799,147
	2,055	Term Loan, 2.54%, Maturing March 8, 2013	2,013,779
Deluxe Entertainment Services
	4,576	Term Loan, 2.51%, Maturing January 28, 2011	4,278,378
	271	Term Loan, 2.53%, Maturing January 28, 2011	253,791
	471	Term Loan, 2.53%, Maturing January 28, 2011	440,759
DW Funding, LLC
	2,922	Term Loan, 2.17%, Maturing April 30, 2011	2,556,701
Easton-Bell Sports, Inc.
	5,727	Term Loan, 2.04%, Maturing March 16, 2012	5,433,435
Fender Musical Instruments Corp.
	1,297	Term Loan, 2.54%, Maturing June 9, 2014	1,108,850
	4,523	Term Loan, 2.54%, Maturing June 9, 2014	3,866,767
Mega Blocks, Inc.
	1,867	Term Loan, 9.75%, Maturing July 26, 2012	1,073,323
Metro-Goldwyn-Mayer Holdings, Inc.
	37,477	Term Loan, 0.00%, Maturing April 8, 2012(5)	21,567,755
National CineMedia, LLC
	14,250	Term Loan, 2.05%, Maturing February 13, 2015	13,332,656
Odeon
GBP	624	Term Loan, 2.77%, Maturing April 2, 2015	944,934
GBP	624	Term Loan, 3.65%, Maturing April 2, 2016	944,934
Red Football, Ltd.
GBP	1,576	Term Loan, 3.02%, Maturing August 16, 2014	2,372,985
GBP	1,576	Term Loan, 3.27%, Maturing August 16, 2015	2,372,985
Regal Cinemas Corp.
	18,380	Term Loan, 4.03%, Maturing November 10, 2010	18,257,030
Revolution Studios Distribution Co., LLC
	5,591	Term Loan, 4.00%, Maturing December 21, 2014	5,087,601
Six Flags Theme Parks, Inc.
	12,327	Term Loan, 2.50%, Maturing April 30, 2015	12,090,028
Southwest Sports Group, LLC
	9,500	Term Loan, 6.75%, Maturing December 22, 2010	7,980,000
Universal City Development Partners, Ltd.
	8,996	Term Loan, 6.00%, Maturing June 9, 2011	8,973,597
	15,900	Term Loan, Maturing November 6, 2014(4)	15,661,500
Zuffa, LLC
	4,000	Revolving Loan, 1.75%, Maturing June 19, 2012(3)	3,320,000
	9,142	Term Loan, 2.31%, Maturing June 20, 2016	8,250,508

			$227,258,791

Lodging and Casinos — 2.6%

Choctaw Resort Development Enterprise
	2,308	Term Loan, 4.00%, Maturing November 4, 2011	$2,296,752
Full Moon Holdco 3, Ltd.
GBP	1,500	Term Loan, 3.86%, Maturing November 20, 2014	2,158,243
GBP	1,500	Term Loan, 4.36%, Maturing November 20, 2015	2,158,243
Gala Electric Casinos, Ltd.
GBP	1,000	Term Loan, Maturing December 12, 2013(4)	1,440,145
GBP	1,000	Term Loan, Maturing December 12, 2014(4)	1,440,247
Green Valley Ranch Gaming, LLC
	6,961	Term Loan, 2.29%, Maturing February 16, 2014	4,916,555
Harrah’s Operating Co.
	4,051	Term Loan, 3.28%, Maturing January 28, 2015	3,232,577
	2,391	Term Loan, 3.28%, Maturing January 28, 2015	1,910,913
	8,000	Term Loan, 9.50%, Maturing October 31, 2016	7,837,776
Herbst Gaming, Inc.
	2,319	Term Loan, 0.00%, Maturing December 2, 2011(5)	1,288,868
	6,245	Term Loan, 0.00%, Maturing December 2, 2011(5)	3,471,064
Isle of Capri Casinos, Inc.
	535	Term Loan, 1.99%, Maturing November 30, 2013	503,711
	3,562	Term Loan, 1.99%, Maturing November 30, 2013	3,353,584

See notes to financial statements

Floating Rate Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Lodging and Casinos (continued)

	5,436	Term Loan, 2.03%, Maturing November 30, 2013	$5,117,665
LodgeNet Entertainment Corp.
	11,499	Term Loan, 2.29%, Maturing April 4, 2014	10,559,946
New World Gaming Partners, Ltd.
	949	Term Loan, 2.79%, Maturing June 30, 2014	786,812
	9,600	Term Loan, 2.79%, Maturing June 30, 2014	7,955,871
Penn National Gaming, Inc.
	17,077	Term Loan, 2.01%, Maturing October 3, 2012	16,551,736
Scandic Hotels
EUR	1,725	Term Loan, 3.60%, Maturing April 25, 2015	1,947,886
EUR	1,725	Term Loan, 3.97%, Maturing April 25, 2016	1,947,886
Venetian Casino Resort/Las Vegas Sands, Inc.
	8,894	Term Loan, 2.04%, Maturing May 14, 2014	7,259,796
	22,808	Term Loan, 2.04%, Maturing May 23, 2014	18,617,302
VML US Finance, LLC
	3,317	Term Loan, 5.79%, Maturing May 25, 2012	3,082,842
	1,990	Term Loan, 5.79%, Maturing May 25, 2013	1,849,705

			$111,686,125

Nonferrous Metals / Minerals — 0.8%

Compass Minerals Group, Inc.
	1,274	Term Loan, 1.76%, Maturing December 22, 2012	$1,260,765
Euramax International, Inc.
GBP	473	Term Loan, 10.00%, Maturing June 29, 2013	469,355
	744	Term Loan, 10.00%, Maturing June 29, 2013	450,151
GBP	468	Term Loan, 14.00%, Maturing June 29, 2013(2)	465,008
	730	Term Loan, 14.00%, Maturing June 29, 2013(2)	441,871
Noranda Aluminum Acquisition
	6,772	Term Loan, 2.24%, Maturing May 18, 2014	5,501,878
Novelis, Inc.
	1,994	Term Loan, 2.25%, Maturing June 28, 2014	1,800,624
	4,387	Term Loan, 2.27%, Maturing June 28, 2014	3,961,487
Oxbow Carbon and Mineral Holdings
	15,827	Term Loan, 2.27%, Maturing May 8, 2014	15,055,145
	1,510	Term Loan, 2.28%, Maturing May 8, 2014	1,436,065
Tube City IMS Corp.
	476	Term Loan, 1.83%, Maturing January 25, 2014	442,159
	3,827	Term Loan, 2.53%, Maturing January 25, 2014	3,556,617

			$34,841,125

Oil and Gas — 1.7%

Atlas Pipeline Partners, L.P.
	5,186	Term Loan, 6.75%, Maturing July 20, 2014	$5,101,750
Citgo Petroleum Corp.
	5,753	Term Loan, 1.72%, Maturing November 15, 2012	5,432,858
Dresser, Inc.
	13,095	Term Loan, 2.68%, Maturing May 4, 2014	12,278,874
Dynegy Holdings, Inc.
	1,642	Term Loan, 4.00%, Maturing April 2, 2013	1,581,275
	30,804	Term Loan, 4.00%, Maturing April 2, 2013	29,670,217
Enterprise GP Holdings, L.P.
	2,376	Term Loan, 2.52%, Maturing October 31, 2014	2,298,780
Hercules Offshore, Inc.
	3,965	Term Loan, 8.50%, Maturing July 6, 2013	3,829,619
Precision Drilling Corp.
	4,000	Term Loan, 4.58%, Maturing December 23, 2013	3,940,000
	4,813	Term Loan, 9.25%, Maturing September 30, 2014	4,836,563
Targa Resources, Inc.
	1,177	Term Loan, 2.24%, Maturing October 31, 2012	1,158,184
	1,351	Term Loan, 2.28%, Maturing October 31, 2012	1,329,906

			$71,458,026

Publishing — 7.0%

American Media Operations, Inc.
	24,072	Term Loan, 10.00%, Maturing January 31, 2013(2)	$21,860,143
Aster Zweite Beteiligungs GmbH
	6,825	Term Loan, 2.89%, Maturing September 27, 2013	5,924,100
EUR	708	Term Loan, 3.27%, Maturing September 27, 2013	907,117
Black Press US Partnership
	1,231	Term Loan, 2.37%, Maturing August 2, 2013	806,453
	2,028	Term Loan, 2.37%, Maturing August 2, 2013	1,328,275
CanWest MediaWorks, Ltd.
	5,270	Term Loan, 4.75%, Maturing July 10, 2014	4,242,752
Dex Media West, LLC
	3,822	Term Loan, 7.00%, Maturing October 24, 2014	3,375,774
GateHouse Media Operating, Inc.
	4,916	Term Loan, 2.25%, Maturing August 28, 2014	1,913,162
	15,664	Term Loan, 2.25%, Maturing August 28, 2014	6,095,895
	9,350	Term Loan, 2.50%, Maturing August 28, 2014	3,638,711
Getty Images, Inc.
	10,579	Term Loan, 6.25%, Maturing July 2, 2015	10,653,440
Hanley-Wood, LLC
	7,369	Term Loan, 2.53%, Maturing March 8, 2014	3,159,352

See notes to financial statements

Floating Rate Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Publishing (continued)

Idearc, Inc.
	41,609	Term Loan, 0.00%, Maturing November 17, 2014(5)	$19,028,815
Lamar Media Corp.
	5,924	Term Loan, 5.50%, Maturing March 31, 2013	5,912,872
Laureate Education, Inc.
	2,117	Term Loan, 3.53%, Maturing August 17, 2014	1,929,462
	14,141	Term Loan, 3.53%, Maturing August 17, 2014	12,889,278
	3,000	Term Loan, 7.00%, Maturing August 31, 2014	3,000,000
Local Insight Regatta Holdings, Inc.
	1,683	Term Loan, 7.75%, Maturing April 23, 2015	1,321,209
MediaNews Group, Inc.
	7,330	Term Loan, 4.74%, Maturing August 25, 2010	2,267,787
	3,343	Term Loan, 4.74%, Maturing August 2, 2013	1,034,368
Mediannuaire Holding
EUR	4,100	Term Loan, 1.93%, Maturing October 24, 2013	5,356,858
EUR	1,871	Term Loan, 3.03%, Maturing October 10, 2014	1,990,219
EUR	1,871	Term Loan, 3.53%, Maturing October 10, 2015	1,989,669
Merrill Communications, LLC
	9,854	Term Loan, 8.50%, Maturing December 24, 2012	7,821,803
Nelson Education, Ltd.
	294	Term Loan, 2.78%, Maturing July 5, 2014	258,720
Newspaper Holdings, Inc.
	18,303	Term Loan, 1.81%, Maturing July 24, 2014	10,066,630
Nielsen Finance, LLC
	39,007	Term Loan, 2.24%, Maturing August 9, 2013	36,406,362
	6,900	Term Loan, 3.99%, Maturing May 1, 2016	6,491,741
Philadelphia Newspapers, LLC
	2,061	Term Loan, 12.50%, Maturing March 30, 2010	2,075,541
	5,003	Term Loan, 0.00%, Maturing June 29, 2013(5)	1,150,608
R.H. Donnelley, Inc.
	1,612	Term Loan, 6.75%, Maturing June 30, 2011	1,413,174
Reader’s Digest Association, Inc. (The)
	7,596	DIP Loan, 13.50%, Maturing August 21, 2010	7,912,213
	8,161	Revolving Loan, 4.54%, Maturing March 3, 2014	4,011,077
	32,865	Term Loan, 4.25%, Maturing March 3, 2014	16,153,179
	2,934	Term Loan, 7.00%, Maturing March 3, 2014	1,442,170
SGS International, Inc.
	1,047	Term Loan, 2.79%, Maturing December 30, 2011	1,002,340
	971	Term Loan, 2.79%, Maturing December 30, 2011	929,911
Source Interlink Companies, Inc.
	1,801	Term Loan, 10.75%, Maturing June 18, 2012	1,773,671
	2,290	Term Loan, 10.75%, Maturing June 18, 2013	1,889,169
	1,195	Term Loan, 15.00%, Maturing June 18, 2013(2)	418,100
Source Media, Inc.
	10,299	Term Loan, 5.29%, Maturing November 8, 2011	8,548,507
Springer Science+Business Media S.A.
	845	Term Loan, 3.10%, Maturing May 5, 2010	794,834
Star Tribune Co. (The)
	1,262	Term Loan, 8.00%, Maturing September 28, 2014(7)	1,003,469
	841	Term Loan, 11.00%, Maturing September 28, 2014(7)	585,673
Trader Media Corp.
GBP	12,137	Term Loan, 2.64%, Maturing March 23, 2015	17,055,896
Tribune Co.
	1,667	DIP Revolving Loan, 3.50%, Maturing April 10, 2010(3)	1,625,000
	1,667	DIP Term Loan, 9.00%, Maturing April 10, 2010(3)	1,675,000
	4,791	Term Loan, 0.00%, Maturing April 10, 2010(5)	2,231,739
	8,553	Term Loan, 0.00%, Maturing May 17, 2014(5)	4,052,015
	18,925	Term Loan, 0.00%, Maturing May 17, 2014(5)	8,549,880
Xsys, Inc.
	7,702	Term Loan, 2.89%, Maturing September 27, 2013	6,684,967
EUR	792	Term Loan, 3.27%, Maturing September 27, 2013	1,013,387
EUR	2,750	Term Loan, 3.27%, Maturing September 27, 2013	3,520,925
	7,867	Term Loan, 2.89%, Maturing September 27, 2014	6,828,178
EUR	2,690	Term Loan, 3.27%, Maturing September 27, 2014	3,443,764
EUR	1,000	Term Loan - Second Lien, 5.40%, Maturing September 27, 2015	848,652
Yell Group, PLC
	8,025	Term Loan, 3.28%, Maturing February 10, 2013	5,778,000

			$296,082,006

Radio and Television — 5.4%

Block Communications, Inc.
	6,839	Term Loan, 2.28%, Maturing December 22, 2011	$6,325,693
Citadel Broadcasting Corp.
	32,925	Term Loan, 2.04%, Maturing June 12, 2014	22,677,094

See notes to financial statements

Floating Rate Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Radio and Television (continued)

CMP Susquehanna Corp.
	3,815	Revolving Loan, 2.43%, Maturing May 5, 2011(3)	$2,689,401
	10,022	Term Loan, 2.25%, Maturing May 5, 2013	7,433,309
Cumulus Media, Inc.
	12,721	Term Loan, 4.25%, Maturing June 11, 2014	10,478,876
Discovery Communications, Inc.
	4,754	Term Loan, 2.28%, Maturing April 30, 2014	4,624,458
Emmis Operating Co.
	6,892	Term Loan, 4.28%, Maturing November 2, 2013	5,301,226
Gray Television, Inc.
	8,418	Term Loan, 3.79%, Maturing January 19, 2015	7,255,094
HIT Entertainment, Inc.
	1,446	Term Loan, 2.73%, Maturing March 20, 2012	1,266,954
Intelsat Corp.
	18,494	Term Loan, 2.75%, Maturing January 3, 2014	17,514,223
	18,488	Term Loan, 2.75%, Maturing January 3, 2014	17,508,910
	18,488	Term Loan, 2.75%, Maturing January 3, 2014	17,508,910
Ion Media Networks, Inc.
	2,381	DIP Loan, 10.17%, Maturing May 29, 2010(3)(7)	3,745,058
	14,925	Term Loan, 0.00%, Maturing January 15, 2012(5)	3,780,995
Local TV Finance, LLC
	1,955	Term Loan, 2.25%, Maturing May 7, 2013	1,573,775
NEP II, Inc.
	4,565	Term Loan, 2.53%, Maturing February 16, 2014	4,222,185
Nexstar Broadcasting, Inc.
	9,783	Term Loan, 5.00%, Maturing October 1, 2012	8,780,192
	9,197	Term Loan, 5.00%, Maturing October 1, 2012	8,254,163
Raycom TV Broadcasting, LLC
	8,333	Term Loan, 1.75%, Maturing June 25, 2014	6,916,699
Spanish Broadcasting System, Inc.
	11,663	Term Loan, 2.04%, Maturing June 10, 2012	9,680,411
Tyrol Acquisition 2 SAS
EUR	6,300	Term Loan, 2.43%, Maturing January 19, 2015	8,061,483
EUR	6,300	Term Loan, 3.40%, Maturing January 19, 2016	8,061,483
Univision Communications, Inc.
	52,733	Term Loan, 2.53%, Maturing September 29, 2014	42,638,554
Young Broadcasting, Inc.
	973	Term Loan, 0.00%, Maturing November 3, 2012(5)	634,556
	8,285	Term Loan, 0.00%, Maturing November 3, 2012(5)	5,405,653

			$232,339,355

Rail Industries — 0.2%

Kansas City Southern Railway Co.
	7,835	Term Loan, 2.05%, Maturing April 26, 2013	$7,443,572
	1,955	Term Loan, 1.78%, Maturing April 28, 2013	1,808,375

			$9,251,947

Retailers (Except Food and Drug) — 2.0%

American Achievement Corp.
	2,685	Term Loan, 6.26%, Maturing March 25, 2011	$2,416,875
Amscan Holdings, Inc.
	4,363	Term Loan, 2.65%, Maturing May 25, 2013	3,963,171
Cumberland Farms, Inc.
	2,846	Term Loan, 2.26%, Maturing September 29, 2013	2,604,320
Harbor Freight Tools USA, Inc.
	5,998	Term Loan, 9.75%, Maturing July 15, 2010	6,020,360
Josten’s Corp.
	5,046	Term Loan, 2.32%, Maturing October 4, 2011	5,004,370
Mapco Express, Inc.
	3,489	Term Loan, 5.75%, Maturing April 28, 2011	3,227,236
Neiman Marcus Group, Inc.
	2,967	Term Loan, 2.29%, Maturing April 5, 2013	2,552,652
Orbitz Worldwide, Inc.
	9,560	Term Loan, 3.28%, Maturing July 25, 2014	8,490,408
Oriental Trading Co., Inc.
	17,365	Term Loan, 9.75%, Maturing July 31, 2013	14,434,732
	2,000	Term Loan - Second Lien, 6.24%, Maturing January 31, 2013	485,000
Rent-A-Center, Inc.
	5,310	Term Loan, 2.00%, Maturing November 15, 2012	5,203,420
Rover Acquisition Corp.
	2,935	Term Loan, 2.52%, Maturing October 26, 2013	2,829,816
Savers, Inc.
	2,748	Term Loan, 3.00%, Maturing August 11, 2012	2,651,350
	3,006	Term Loan, 3.00%, Maturing August 11, 2012	2,901,005
Vivarte
EUR	63	Term Loan, 2.43%, Maturing May 29, 2015	75,293
EUR	244	Term Loan, 2.43%, Maturing May 29, 2015	292,806
EUR	4,614	Term Loan, 2.43%, Maturing May 29, 2015	5,533,827
EUR	63	Term Loan, 2.93%, Maturing May 29, 2016	75,293
EUR	244	Term Loan, 2.93%, Maturing May 29, 2016	292,806
EUR	4,614	Term Loan, 2.93%, Maturing May 29, 2016	5,533,827
Yankee Candle Company, Inc. (The)
	12,867	Term Loan, 2.25%, Maturing February 6, 2014	12,047,052

			$86,635,619

See notes to financial statements

Floating Rate Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Steel — 0.2%

Algoma Acquisition Corp.
	7,259	Term Loan, 8.00%, Maturing June 20, 2013	$6,853,850

			$6,853,850

Surface Transport — 0.5%

Oshkosh Truck Corp.
	10,698	Term Loan, 6.32%, Maturing December 6, 2013	$10,705,357
Swift Transportation Co., Inc.
	6,000	Term Loan, 3.54%, Maturing May 10, 2012	4,990,002
	5,070	Term Loan, 3.56%, Maturing May 10, 2014	4,380,911

			$20,076,270

Telecommunications — 3.0%

Alaska Communications Systems Holdings, Inc.
	2,613	Term Loan, 2.03%, Maturing February 1, 2012	$2,503,585
	10,112	Term Loan, 2.03%, Maturing February 1, 2012	9,689,534
Asurion Corp.
	20,000	Term Loan, 3.24%, Maturing July 13, 2012	19,019,440
	2,000	Term Loan - Second Lien, 6.74%, Maturing January 13, 2013	1,904,376
BCM Luxembourg, Ltd.
EUR	4,962	Term Loan, 2.30%, Maturing September 30, 2014	6,442,995
EUR	4,962	Term Loan, 2.55%, Maturing September 30, 2015	6,443,351
Cellular South, Inc.
	6,783	Term Loan, 2.04%, Maturing May 29, 2014	6,511,311
	2,974	Term Loan, 2.04%, Maturing May 29, 2014	2,854,845
Centennial Cellular Operating Co., LLC
	4,500	Revolving Loan, 0.50%, Maturing February 9, 2010(3)	4,252,500
	8,275	Term Loan, 2.24%, Maturing February 9, 2011	8,240,109
CommScope, Inc.
	10,750	Term Loan, 2.78%, Maturing November 19, 2014	10,421,762
Crown Castle Operating Co.
	3,980	Term Loan, 1.78%, Maturing January 9, 2014	3,831,463
Intelsat Subsidiary Holding Co.
	7,578	Term Loan, 2.75%, Maturing July 3, 2013	7,293,797
Iowa Telecommunications Services
	2,500	Term Loan, 2.04%, Maturing November 23, 2011	2,411,328
IPC Systems, Inc.
	8,571	Term Loan, 2.52%, Maturing May 31, 2014	7,328,556
GBP	345	Term Loan, 2.80%, Maturing May 31, 2014	407,527
Macquarie UK Broadcast Ventures, Ltd.
GBP	6,867	Term Loan, 2.51%, Maturing December 26, 2014	9,749,088
NTelos, Inc.
	6,000	Term Loan, 5.75%, Maturing August 13, 2015	6,042,498
Palm, Inc.
	5,733	Term Loan, 3.79%, Maturing April 24, 2014	5,083,262
Telesat Canada, Inc.
	2,770	Term Loan, 3.25%, Maturing October 22, 2014	2,664,837
Windstream Corp.
	4,289	Term Loan, 3.00%, Maturing December 17, 2015	4,172,101

			$127,268,265

Utilities — 2.8%

AEI Finance Holding, LLC
	2,114	Revolving Loan, 3.24%, Maturing March 30, 2012	$1,961,179
	14,345	Term Loan, 3.28%, Maturing March 30, 2014	13,304,543
BRSP, LLC
	4,500	Term Loan, 7.50%, Maturing June 24, 2014	4,230,000
Calpine Corp.
	30,890	DIP Loan, 3.17%, Maturing March 29, 2014	28,481,347
Covanta Energy Corp.
	2,789	Term Loan, 1.75%, Maturing February 9, 2014	2,656,548
	1,903	Term Loan, 1.79%, Maturing February 9, 2014	1,812,653
Electricinvest Holding Co.
EUR	4,170	Term Loan - Second Lien, Maturing October 24, 2012(4)	4,909,886
NRG Energy, Inc.
	18,577	Term Loan, 2.02%, Maturing June 1, 2014	17,523,938
	13,198	Term Loan, 2.03%, Maturing June 1, 2014	12,450,001
NSG Holdings, LLC
	202	Term Loan, 1.80%, Maturing June 15, 2014	192,359
	1,207	Term Loan, 1.80%, Maturing June 15, 2014	1,147,079
TXU Texas Competitive Electric Holdings Co., LLC
	4,992	Term Loan, 3.74%, Maturing October 10, 2014	3,891,964
	9,208	Term Loan, 3.74%, Maturing October 10, 2014	7,090,494
	20,665	Term Loan, 3.74%, Maturing October 10, 2014	16,063,679

See notes to financial statements

Floating Rate Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

	Principal
	Amount*
	(000’s omitted)	Borrower/Tranche Description	Value

Utilities (continued)

Vulcan Energy Corp.
	3,278	Term Loan, 5.50%, Maturing December 31, 2015	$3,312,591

			$119,028,261

Total Senior Floating-Rate Interests
(identified cost $4,581,707,890)			$4,215,909,716

Corporate Bonds & Notes — 0.4%

	Principal
	Amount*
	(000’s omitted)	Security	Value

Building and Development — 0.2%

Grohe Holding GmbH, Variable Rate
EUR	5,000	3.617%, 1/15/14(8)	$6,107,351

			$6,107,351

Chemicals and Plastics — 0.0%

Wellman Holdings, Inc., Sr. Sub. Notes
	1,049	5.00%, 1/29/19(7)	$386,032

			$386,032

Ecological Services and Equipment — 0.0%

Environmental Systems Product Holdings, Inc., Junior Notes
	149	18.00%, 3/31/15(2)(7)	$119,296

			$119,296

Electronics / Electrical — 0.1%

NXP BV/NXP Funding, LLC, Variable Rate
	6,300	3.034%, 10/15/13	$4,780,125

			$4,780,125

Radio and Television — 0.0%

Ion Media Networks, Inc., Variable Rate
	3,000	0.00%, 1/15/12(5)(9)	$780,000

			$780,000

Telecommunications — 0.1%

Qwest Corp., Sr. Notes, Variable Rate
	5,850	3.549%, 6/15/13	$5,469,750

			$5,469,750

Total Corporate Bonds & Notes
(identified cost $21,935,648)			$17,642,554

Asset-Backed Securities — 0.1%

	Principal
	Amount
	(000’s omitted)	Security	Value

	$877	Alzette European CLO SA, Series 2004-1A, Class E2, 7.273%, 12/15/20(10)	$87,732
	2,632	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 6.90%, 6/15/29(9)(10)	2,534,088
	1,044	Avalon Capital Ltd. 3, Series 1A, Class D, 2.357%, 2/24/19(9)(10)	666,258
	1,129	Babson Ltd., Series 2005-1A, Class C1, 2.234%, 4/15/19(9)(10)	731,485
	1,500	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.334%, 1/15/19(9)(10)	227,850
	1,500	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.911%, 8/11/16(9)(10)	639,300
	871	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.814%, 3/8/17(10)	514,218
	2,000	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.234%, 1/15/18(9)(10)	1,007,600

Total Asset-Backed Securities
(identified cost $11,496,956)			$6,408,531

Common Stocks — 0.1%

	Shares	Security	Value

Automotive — 0.0%

	105,145	Hayes Lemmerz International, Inc.(11)	$3,775

			$3,775

Building and Development — 0.1%

	23,625	Lafarge Roofing(7)(11)	$0
	231,354	Sanitec Europe OY B Units(7)(11)	316,639
	231,354	Sanitec Europe OY E Units(7)(11)	0

See notes to financial statements

Floating Rate Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Shares	Security	Value

Building and Development (continued)

3,646	United Subcontractors, Inc.(7)(11)	$293,917
22,273	WCI Communities, Inc.(11)	1,559,082

		$2,169,638

Chemicals and Plastics — 0.0%

3,849	Vita Cayman II, Ltd.	$164,267
1,022	Wellman Holdings, Inc.(7)(11)	366,990

		$531,257

Ecological Services and Equipment — 0.0%

2,484	Environmental Systems Products Holdings, Inc.(7)(11)(12)	$34,602

		$34,602

Food Service — 0.0%

193,076	Buffets, Inc.(11)	$1,254,994

		$1,254,994

Home Furnishings — 0.0%

364	Dometic Corp.(7)(11)	$0

		$0

Publishing — 0.0%

5,725	Source Interlink Companies, Inc.(7)(11)	$41,220
30,631	Star Tribune Co. (The)(7)(11)	0

		$41,220

Total Common Stocks
(identified cost $4,469,920)		$4,035,486

Preferred Stocks — 0.0%

Shares	Security	Value

Automotive — 0.0%

350	Hayes Lemmerz International, Inc., Series A, Convertible(11)(12)	$91

		$91

Ecological Services and Equipment — 0.0%

1,138	Environmental Systems Products Holdings, Inc., Series A(7)(11)(12)	$91,040

		$91,040

Total Preferred Stocks
(identified cost $37,415)		$91,131

Closed-End Investment Companies — 0.0%

Shares	Security	Value

4,000	Pioneer Floating Rate Trust	$44,040

Total Closed-End Investment Companies
(identified cost $72,148)		$44,040

Short-Term Investments — 4.0%

Interest/
Principal Amount
(000’s omitted)	Description	Value

$165,515	Cash Management Portfolio, 0.00%(13)	$165,515,197
7,299	State Street Bank and Trust Euro Time Deposit, 0.01%, 11/2/09	$7,298,860

Total Short-Term Investments
(identified cost $172,814,057)		$172,814,057

Total Investments — 102.8%
(identified cost $4,792,534,034)		$4,416,945,515

Less Unfunded Loan Commitments — (1.5)%		$(66,166,734)

Net Investments — 101.3%
(identified cost $4,726,367,300)		$4,350,778,781

Other Assets, Less Liabilities — (1.3)%		$(56,438,713)

Net Assets — 100.0%		$4,294,340,068

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP - Debtor in Possession

REIT - Real Estate Investment Trust

CHF - Swiss Franc

EUR - Euro

GBP - British Pound Sterling

See notes to financial statements

Floating Rate Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(4)	This Senior Loan will settle after October 31, 2009, at which time the interest rate will be determined.

(5)	Currently the issuer is in default with respect to interest payments.

(6)	Defaulted matured security.

(7)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(9)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, the aggregate value of these securities is $7,100,799 or 0.2% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2009.

(11)	Non-income producing security.

(12)	Restricted security (see Note 5).

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2009.

See notes to financial statements

Floating Rate Portfolio as of October 31, 2009

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2009

Assets

Unaffiliated investments, at value (identified cost, $4,560,852,103)	$4,185,263,584
Affiliated investment, at value (identified cost, $165,515,197)	165,515,197
Foreign currency, at value (identified cost, $22,498,571)	22,456,682
Interest receivable	15,386,380
Receivable for investments sold	38,387,913
Receivable for open forward foreign currency exchange contracts	1,219,097
Receivable for closed swap contracts	73,813
Prepaid expenses	186,528

Total assets	$4,428,489,194

Liabilities

Payable for investments purchased	$131,259,920
Payable for open forward foreign currency exchange contracts	414,446
Payable to affiliates:
Investment adviser fee	1,903,571
Trustees’ fees	4,208
Accrued expenses	566,981

Total liabilities	$134,149,126

Net Assets applicable to investors’ interest in Portfolio	$4,294,340,068

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$4,668,753,430
Net unrealized depreciation	(374,413,362)

Total	$4,294,340,068

Statement of Operations

For the Year Ended
October 31, 2009

Investment Income

Interest	$209,771,896
Dividends	4,840
Interest allocated from affiliated investment	1,053,523
Expenses allocated from affiliated investment	(898,921)

Total investment income	$209,931,338

Expenses

Investment adviser fee	$17,642,597
Trustees’ fees and expenses	50,500
Custodian fee	770,672
Legal and accounting services	1,100,565
Interest expense and fees	674,120
Miscellaneous	247,483

Total expenses	$20,485,937

Deduct —
Reduction of custodian fee	$5,743

Total expense reductions	$5,743

Net expenses	$20,480,194

Net investment income	$189,451,144

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(183,759,510)
Swap contracts	332,259
Foreign currency and forward foreign currency exchange contract transactions	(30,966,324)

Net realized loss	$(214,393,575)

Change in unrealized appreciation (depreciation) —
Investments	$966,507,229
Foreign currency and forward foreign currency exchange contracts	(6,686,629)

Net change in unrealized appreciation (depreciation)	$959,820,600

Net realized and unrealized gain	$745,427,025

Net increase in net assets from operations	$934,878,169

See notes to financial statements

Floating Rate Portfolio as of October 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

Increase (Decrease)	Year Ended	Year Ended
in Net Assets	October 31, 2009	October 31, 2008

From operations —
Net investment income	$189,451,144	$300,321,531
Net realized loss from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(214,393,575)	(60,661,120)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	959,820,600	(1,233,858,485)

Net increase (decrease) in net assets from operations	$934,878,169	$(994,198,074)

Capital transactions —
Contributions	$1,462,810,319	$1,218,146,557
Withdrawals	(1,159,558,768)	(4,019,337,678)

Net increase (decrease) in net assets from capital transactions	$303,251,551	$(2,801,191,121)

Net increase (decrease) in net assets	$1,238,129,720	$(3,795,389,195)

Net Assets

At beginning of year	$3,056,210,348	$6,851,599,543

At end of year	$4,294,340,068	$3,056,210,348

See notes to financial statements

Floating Rate Portfolio as of October 31, 2009

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Year Ended October 31,

	2009	2008	2007	2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.61%	0.70%	0.58%	0.54%	0.54%
Net investment income	5.41%	6.50%	6.94%	6.44%	4.68%
Portfolio Turnover	35%	7%	61%	50%	57%

Total Return	27.54%	(22.24)%	4.62%	6.36%	4.77%

Net assets, end of year (000’s omitted)	$4,294,340	$3,056,210	$6,851,600	$7,430,493	$6,506,058

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See notes to financial statements

Floating Rate Portfolio as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2009, Eaton Vance Floating-Rate Fund, Eaton Vance Strategic Income Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Diversified Income Fund and Eaton Vance Low Duration Fund held an interest of 65.8%, 16.5%, 12.6%, 2.4% and 0.8%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America. A source of authoritative accounting principles applied in the preparation of the Portfolio’s financial statements is the Financial Accounting Standards Board (FASB) Accounting Standards Codification (the Codification), which superseded existing non-Securities and Exchange Commission accounting and reporting standards for interim and annual reporting periods ending after September 15, 2009. The adoption of the Codification for the current reporting period did not impact the Portfolio’s application of generally accepted accounting principles.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) will normally be valued on the basis of quotations provided by third party pricing services. The pricing services will use various techniques that consider factors including, but not limited to, reported trades or dealer quotations, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate

Floating Rate Portfolio as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

between the closest preceding and subsequent settlement period reported by the third party pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management generally values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Floating Rate Portfolio as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

Floating Rate Portfolio as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to 2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion and 0.460% of average daily net assets of $10 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein is credited against the Portfolio’s investment adviser fee. For the year ended October 31, 2009, the Portfolio’s investment adviser fee totaled $18,492,605 of which $850,008 was allocated from Cash Management and $17,642,597 was paid or accrued directly by the Portfolio. For the year ended October 31, 2009, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management, was 0.53% of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $1,536,345,479 and $1,181,885,322, respectively, for the year ended October 31, 2009.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,726,827,921

Gross unrealized appreciation	$59,241,865
Gross unrealized depreciation	(435,291,005)

Net unrealized depreciation	$(376,049,140)

The net unrealized appreciation on foreign currency at October 31, 2009 on federal income tax basis was $1,175,157.

5   Restricted Securities

At October 31, 2009, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value

Common Stocks

Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$34,602

Preferred Stocks

Environmental Systems Products Holdings, Inc., Series A	10/25/07	1,138	$19,915		$91,040
Hayes Lemmerz International, Inc., Series A, Convertible	6/23/03	350	17,500		91

Total Restricted Securities			$37,415		$125,733

(1)	Less than $0.50.

6   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Floating Rate Portfolio as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

A summary of obligations under these financial instruments at October 31, 2009 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
			Appreciation
Settlement Date	Deliver	In Exchange For	(Depreciation)

11/30/09	British Pound Sterling 60,847,811	United States Dollar 99,434,451	$(414,446)
11/30/09	Euro 192,194,065	United States Dollar 283,880,243	1,054,981
11/30/09	Euro 2,715,000	United States Dollar 4,070,844	75,556
11/30/09	Euro 2,655,000	United States Dollar 3,973,367	66,373
11/30/09	Swiss Franc 13,619,589	United States Dollar 13,300,380	22,187

			$804,651

At October 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio adopted FASB Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”, (currently FASB Accounting Standards Codification (ASC) 815-10), effective May 1, 2009. Such standard requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. The disclosure below includes additional information as a result of implementing FAS 161.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge currency risk of investments it anticipates purchasing.

The forward foreign currency exchange contracts in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At October 31, 2009, the maximum amount of loss the Portfolio would incur due to counterparty risk was $1,219,097, representing the fair value of such derivatives in an asset position.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2009 was as follows:

	Fair Value

Derivative	Asset Derivatives	Liability Derivatives

Forward foreign currency exchange contracts	$1,219,097(1)	$(414,446	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts and Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts and Net unrealized depreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended October 31, 2009 was as follows:

Change in
Unrealized
	Realized Gain		Appreciation
	(Loss) on		(Depreciation) on
	Derivatives		Derivatives
	Recognized in		Recognized in
Derivative	Income		Income

Forward foreign currency exchange contracts	$(33,309,680	)(1)	$2,948,048	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contracts transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended October 31, 2009, which is indicative of the volume of this derivative type, was approximately $321,857,000.

7   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million ($1 billion prior to March 23, 2009) unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at a prime rate or an amount above either The London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% (0.08% prior to March 23, 2009) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of

Floating Rate Portfolio as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

each quarter. Average borrowings and average interest rate for the year ended October 31, 2009 were $7,369,910 and 1.76%, respectively.

8   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9   Concentration of Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10   Fair Value Measurements

The Portfolio adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, (currently FASB ASC 820-10), effective November 1, 2008. Such standard established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less unfunded loan commitments)	$—	$4,142,913,761	$6,829,221	$4,149,742,982
Corporate Bonds & Notes	—	17,137,226	505,328	17,642,554
Asset-Backed Securities	—	6,408,531	—	6,408,531
Common Stocks	3,775	2,978,343	1,053,368	4,035,486
Preferred Stocks	—	91	91,040	91,131
Closed-End Investment Companies	44,040	—	—	44,040
Short-Term Investments	165,515,197	7,298,860	—	172,814,057

Total Investments	$165,563,012	$4,176,736,812	$8,478,957	$4,350,778,781
Forward Foreign Currency Exchange Contracts	—	1,219,097	—	1,219,097

Total	$165,563,012	$4,177,955,909	$8,478,957	$4,351,997,878

Floating Rate Portfolio as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

Quoted
Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Liability Description	(Level 1)	(Level 2)	(Level 3)	Total

Quoted
Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Liability Description	(Level 1)	(Level 2)	(Level 3)	Total

Forward Foreign Currency Exchange Contracts	$—	$(414,446)	$—	$(414,446)

Total	$—	$(414,446)	$—	$(414,446)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments
	in Senior	Investments
	Floating-	in Corporate	Investments	Investments
	Rate	Bonds &	in Common	in Preferred
	Interests	Notes	Stocks	Stocks	Total

Balance as of October 31, 2008	$6,914,981	$107,680	$0	$26,140	$7,048,801
Realized gains (losses)	(5,765,532)	—	—	—	(5,765,532)
Change in net unrealized appreciation (depreciation)*	4,804,968	60,573	(100,916)	64,900	4,829,525
Net purchases (sales)	3,545,627	319,149	1,154,284	—	5,019,060
Accrued discount (premium)	23,796	17,926	—	—	41,722
Net transfers to (from) Level 3	(2,694,619)	—	—	—	(2,694,619)

Balance as of October 31, 2009	$6,829,221	$505,328	$1,053,368	$91,040	$8,478,957

Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2009*	$(4,188,186)	$60,573	$(60,841)	$64,900	$(4,123,554)

*	Amount is included in the related amount on investments in the Statement of Operations.

11   Review for Subsequent Events

In connection with the preparation of the financial statements of the Portfolio as of and for the year ended October 31, 2009, events and transactions subsequent to October 31, 2009 through December 28, 2009, the date the financial statements were issued, have been evaluated by the Portfolio’s management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

Floating Rate Portfolio as of October 31, 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of
Floating Rate Portfolio:
We have audited the accompanying statement of assets and liabilities of Floating Rate Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2009, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Floating Rate Portfolio as of October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 28, 2009

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”) provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Floating Rate Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including the fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the experience and abilities of such personnel in analyzing factors such as the special considerations relevant to investing in senior floating-rate loans. Specifically, the Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2008 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Floating-Rate Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust), and Floating Rate Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “Parametric” refers to Parametric Portfolio Associates LLC and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

	Position(s)	Term of		Number of Portfolios
	with the	Office and		in Fund Complex
Name and	Trust and	Length of	Principal Occupation(s)	Overseen By
Date of Birth	the Portfolio	Service	During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee and President of the Trust	Trustee since 2007 and President of the Trust since 2002	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 176 registered investment companies and 4 private investment companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.	176	Director of EVC

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	176	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	176	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	176	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	176	None

Helen Frame Peters 3/22/48	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Adjunct Professor of Finance, Peking University, Beijing, China (since 2005).	176	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Advisor (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	176	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider), Aviva USA (insurance provider) and CIFG (family of financial guaranty companies) and Advisory Director of Berkshire Capital Securities LLC (private investment banking firm)

Eaton Vance Floating-Rate Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of		Number of Portfolios
	with the	Office and		in Fund Complex
Name and	Trust and	Length of	Principal Occupation(s)	Overseen By
Date of Birth	the Portfolio	Service	During Past Five Years	Trustee(1)	Other Directorships Held

Noninterested Trustees (continued)

Lynn A. Stout 9/14/57	Trustee	Of the Trust since 1998 and of the Portfolio since 2000	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.	176	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	176	None

Principal Officers who are not Trustees

	Position(s)	Term of
	with the	Office and
Name and	Trust and	Length of	Principal Occupation(s)
Date of Birth	the Portfolio	Service	During Past Five Years

William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 76 registered investment companies managed by EVM or BMR.

John R. Baur 2/10/70	Vice President of the Trust	Since 2008	Vice President of EVM and BMR. Previously, attended Johnson Graduate School of Management, Cornell University (2002-2005), and prior thereto he was an Account Team Representative in Singapore for Applied Materials, Inc. Officer of 35 registered investment companies managed by EVM or BMR.

Michael A. Cirami 12/24/75	Vice President of the Trust	Since 2008	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 92 registered investment companies managed by EVM or BMR.

Charles B. Gaffney 12/4/72	Vice President of the Trust	Since 2007	Director of Equity Research and Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Christine M. Johnston 11/9/72	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 37 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 54 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 91 registered investment companies managed by EVM or BMR.

Scott H. Page 11/30/59	President of the Portfolio	Since 2007	Vice President of EVM and BMR. Officer of 11 registered investment companies managed by EVM or BMR.

Jeffrey A. Rawlins 10/6/61	Vice President of the Trust	Since 2009	Vice President of EVM and BMR. Previously, a Managing Director of the Fixed Income Group at State Street Research and Management (1989-2005). Officer of 31 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	Vice President of the Trust	Since 2001	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 82 registered investment companies managed by EVM or BMR.

Craig P. Russ 10/30/63	Vice President of the Portfolio	Since 2007	Vice President of EVM and BMR. Officer of 6 registered investment companies managed by EMV or BMR.

Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 51 registered investment companies managed by EVM or BMR.

Eaton Vance Floating-Rate Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of
	with the	Office and
Name and	Trust and	Length of	Principal Occupation(s)
Date of Birth	the Portfolio	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Susan Schiff 3/13/61	Vice President of the Trust	Since 2002	Vice President of EVM and BMR. Officer of 37 registered investment companies managed by EVM or BMR.

Thomas Seto 9/27/62	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric. Officer of 32 registered investment companies managed by EVM or BMR.

David M. Stein 5/4/51	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 32 registered investment companies managed by EVM or BMR.

Dan R. Strelow 5/27/59	Vice President of the Trust	Since 2009	Vice President of EVM and BMR since 2005. Previously, a Managing Director (since 1988) and Chief Investment Officer (since 2001) of the Fixed Income Group at State Street Research and Management. Officer of 31 registered investment companies managed by EVM or BMR.

Mark S. Venezia 5/23/49	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 38 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 69 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Treasurer of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Investment Adviser of Floating Rate Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Floating-Rate Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1044-12/09	FRSRC

Item 2.	Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3.	Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).

Item 4.	Principal Accountant Fees and Services
(a)-(d)
The following table presents the aggregate fees billed to the registrant for the registrant’s last two fiscal years ended October 31, 2008 and October 31, 2009 by the Fund’s principal accountant, Deloitte & Touche LLP (D&T), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	10/31/2008	10/31/2009

Audit Fees	$79,875	$81,640

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$19,850	$20,850

All Other Fees(3)	$6,719	$2,500

Total	$106,444	$104,990

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
For both the fiscal years ended October 31, 2008 and October 31, 2009, the registrant was billed $40,000, by D&T, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal years ended October 31, 2008 and October 31, 2009; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods, respectively.

Fiscal Years Ended	10/31/2008	10/31/2009

Registrant	$26,569	$23,350

Eaton Vance(1)	$325,329	$280,861

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed registrants
Not required in this filing.

Item 6.	Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.

Item 10.	Submission of Matters to a Vote of Security Holders.
No Material Changes.

Item 11.	Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Floating-Rate Portfolio

By:	/s/ Scott H. Page Scott H. Page
President

Date:	December 22, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	December 22, 2009

By:	/s/ Scott H. Page Scott H. Page
President

Date:	December 22, 2009